Basis of Preparation - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash & cash equivalents	$ 158,263	$ 129,328	$ 60,077	$ 50,426